Goodwill	9 Months Ended
Sep. 30, 2020
Reconciliation of changes in goodwill [abstract]
Goodwill
7.	Goodwill

The change in carrying value is as follows:

Carrying amount
$
At January 1, 2019	8,210
Impact of foreign exchange rate changes	(160)
At December 31, 2019	8,050
Impact of foreign exchange rate changes	356
At September 30, 2020	8,406